Long-Term Loan (Details) - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Long-term Loan [Abstract]
2020		$ 12,698
2021	12,555	12,698
2022	12,555	12,698
2023	12,555	12,698
2024	12,555	5,292
2025	2,092
Total installment payments	52,312	56,084
Less: Imputed interest	(9,423)	(10,615)
Present value of long-term loan	42,889	45,469
Current portion	8,774	8,666
Non-current portion	$ 34,115	$ 36,803